Employee Benefit Plans, other Post-Retirement Benefits (Details) (Post Retirement Medical Benefits, USD $)	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Amounts included in the Consolidated Balance Sheet, before tax
Net prior service costs	$ 17,246,000		$ 18,833,000
Net actuarial loss	(8,436,000)		(20,713,000)
Sum net prior service cost and net actuarial loss	8,810,000		(1,880,000)
Amounts to be amortized to net benefit cost
Estimated net actuarial loss amortized from accumulated other comprehensive loss into net periodic benefit cost next year	300,000
Estimated prior service cost gain amortized from accumulated other comprehensive loss into net periodic benefit cost next year	3,400,000
Change in benefit obligation
Benefit obligation at beginning of year	46,142,000		54,568,000
Service cost	1,018,000		1,348,000		1,197,000
Interest cost	2,255,000		2,137,000		2,297,000
Plan amendments	(2,057,000)
Actuarial (gain) loss	(10,897,000)		(9,437,000)
Prescription drug subsidy	264,000
Employee contribution	2,216,000		2,230,000
Benefits paid	(4,296,000)		(4,704,000)
Benefit obligation at end of year	34,645,000		46,142,000		54,568,000
Change in plan assets
Fair value of plan assets at beginning of year	49,743,000		45,047,000
Actual return (loss) on plan assets	3,495,000		6,973,000
Employee contribution	2,216,000		2,230,000
Employer contribution	166,000		197,000
Benefits paid	4,296,000		4,704,000
Fair value of plan assets at end of year	51,324,000		49,743,000		45,047,000
Funded status	16,679,000		3,601,000
Benefit plan, investment and asset allocation
Three year return	13.26%
Five year return	10.30%
Net periodic benefit cost
Service cost	1,018,000		1,348,000		1,197,000
Interest cost	2,255,000		2,137,000		2,297,000
Expected return on plan assets	(3,402,000)		(3,065,000)		(2,995,000)
Amortization of prior service costs	(3,644,000)	[1]	(3,605,000)	[1]	(3,735,000)	[1]
Amortization of actuarial losses	1,287,000	[2]	2,452,000	[2]	2,517,000	[2]
Net post-retirement cost	(2,486,000)		(733,000)		(719,000)
Benefit obligations
Discount rate	4.20%		5.00%
Net periodic benefit cost assumptions
Discount rate	5.00%		4.00%
Expected return on plan assets	7.00%		7.00%
Discount rate assumptions	The discount rate for 2014 and 2013 was determined using a hypothetical Aa spot yield curve represented by a series of annualized individual spot discount rates from six months to 99 years. The spot rate curve was derived from a direct calculation of the implied forward rate curve based on the included bond cash flows. This yield curve, when populated with projected cash flows that represent the expected timing and amount of TDS plan benefit payments, produces a single effective interest discount rate that is used to measure the plan’s liabilities. The expected rate of return was determined using the target asset allocation for the TDS plan and rate of return expectations for each asset class. The measurement date for actuarial determination was December 31, 2014. For measurement purposes, the annual rate of increase in the per capita cost of covered health care benefits was assumed for 2014 to be 7.8% for plan participants aged 65 and above, and 7.5% for participants under age 65. For all participants the 2014 annual rate of increase is expected to decrease to 5.0% by 2022. The 2013 expected rate of increase was 7.5% for plan participants aged 65 and above, and 7.9% for participants under age 65, decreasing to 5.0% for all participants by 2021. A 1% increase or decrease in assumed health care cost trend rates would have the following effects as of and for the year ended December 31, 2014:
Health care trend rates
Ultimate health care cost trend rate	5.00%		5.00%
One percent increase effect on total service and interest cost components	25,000
One percent decrease effect on total service and interest cost components	(23,000)
One percent increase effect on post-retirement benefit obligation	423,000
One percent decrease effect on post-retirement benefit obligation	(393,000)
Estimated future post-retirement benefit payments
Estimated future post-retirement benefit payments - next twelve months	1,687,000
Estimated future post-retirement benefit payments - 2 years	1,719,000
Estimated future post-retirement benefit payments - 3 years	1,662,000
Estimated future post-retirement benefit payments - 4 years	1,652,000
Estimated future post-retirement benefit payments - 5 years	1,667,000
Estimated future post-retirement benefit payments - 6-10 years	9,442,000
65 and older
Health care trend rates
Health care cost trend rate	7.80%		7.50%
Under 65
Health care trend rates
Health care cost trend rate	7.50%		7.90%
Level 1
Change in plan assets
Fair value of plan assets at end of year	51,323,000		49,732,000
Level 2
Change in plan assets
Fair value of plan assets at end of year	1,000		11,000
Bond Mutual Funds
Change in plan assets
Fair value of plan assets at beginning of year	12,697,000	[3]
Fair value of plan assets at end of year	12,842,000	[3]
Benefit plan, investment and asset allocation
Investment strategy of mutual fund	The funds seek to achieve a maximum total return, consistent with preservation of capital and prudent investment management by investing in a wide spectrum of fixed income instruments including bonds, debt securities and other similar instruments issued by government and private-sector entities.
Target asset allocation	30.00%
Actual asset allocation	29.00%		29.10%
Bond Mutual Funds | Level 1
Change in plan assets
Fair value of plan assets at end of year	12,842,000	[3]	12,697,000	[3]
Equity Mutual Funds | U.S. Large Cap
Change in plan assets
Fair value of plan assets at beginning of year	20,861,000	[4]
Fair value of plan assets at end of year	20,191,000	[4]
Benefit plan, investment and asset allocation
Investment strategy of mutual fund	The funds seek to track the performance of several benchmark indices that measure the investment return of large-capitalization stocks. The funds attempt to replicate the indices by investing substantially all of their assets in the stocks that make up the various indices in approximately the same proportion as the weighting in the indices.
Equity Mutual Funds | U.S. Large Cap | Level 1
Change in plan assets
Fair value of plan assets at end of year	20,191,000	[4]	20,861,000	[4]
Equity Mutual Funds | U.S. Small Cap
Change in plan assets
Fair value of plan assets at beginning of year	4,500,000	[5]
Fair value of plan assets at end of year	4,234,000	[5]
Benefit plan, investment and asset allocation
Investment strategy of mutual fund	The fund seeks to track the performance of a benchmark index that measures the investment return of small-capitalization stocks. The fund attempts to replicate the index by investing substantially all of its assets in the stocks that make up the index in approximately the same proportion as the weighting in the index.
Equity Mutual Funds | U.S. Small Cap | Level 1
Change in plan assets
Fair value of plan assets at end of year	4,234,000	[5]	4,500,000	[5]
Equity Mutual Funds | International
Change in plan assets
Fair value of plan assets at beginning of year	9,876,000	[6]
Fair value of plan assets at end of year	12,003,000	[6]
Benefit plan, investment and asset allocation
Investment strategy of mutual fund	The funds seek to provide long-term capital appreciation by investing in the stocks of companies located outside the United States that are considered to have the potential for above-average capital appreciation.
Target asset allocation	24.00%
Actual asset allocation	23.40%		19.90%
Equity Mutual Funds | International | Level 1
Change in plan assets
Fair value of plan assets at end of year	12,003,000	[6]	9,876,000	[6]
Equity Mutual Funds | United States
Benefit plan, investment and asset allocation
Target asset allocation	46.00%
Actual asset allocation	47.60%		51.00%
Money Market Mutual Funds
Change in plan assets
Fair value of plan assets at beginning of year	1,798,000	[7]
Fair value of plan assets at end of year	2,053,000	[7]
Benefit plan, investment and asset allocation
Investment strategy of mutual fund	The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity by investing in a diversified portfolio of high-quality, dollar-denominated short-term debt securities.
Money Market Mutual Funds | Level 1
Change in plan assets
Fair value of plan assets at end of year	2,053,000	[7]	1,798,000	[7]
Other
Change in plan assets
Fair value of plan assets at end of year	1,000		11,000
Other | Level 2
Change in plan assets
Fair value of plan assets at end of year	$ 1,000		$ 11,000

[1]	Based on straight-line amortization over the average time remaining before active employees become fully eligible for plan benefits.
[2]	Based on straight-line amortization over the average time remaining before active employees retire.
[3]	Bond - The funds seek to achieve a maximum total return, consistent with preservation of capital and prudent investment management by investing in a wide spectrum of fixed income instruments including bonds, debt securities and other similar instruments issued by government and private-sector entities.
[4]	US large cap - The funds seek to track the performance of several benchmark indices that measure the investment return of large-capitalization stocks. The funds attempt to replicate the indices by investing substantially all of their assets in the stocks that make up the various indices in approximately the same proportion as the weighting in the indices.
[5]	US small cap - The fund seeks to track the performance of a benchmark index that measures the investment return of small-capitalization stocks. The fund attempts to replicate the index by investing substantially all of its assets in the stocks that make up the index in approximately the same proportion as the weighting in the index.
[6]	International equity - The appreciation by investing in the stocks of companies located outside the United States that are considered to have the potential for above-average capital appreciation. funds seek to provide long-term capital.
[7]	Money market - The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity by investing in a diversified portfolio of high-quality, dollar-denominated short-term debt securities.